Equity Method Investments - Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Total equity method investments	$ 2,030	$ 6,199
YPL [Member]
Disclosure of associates [line items]
Total equity method investments	1,798	6,028
Other equity method investments [member]
Disclosure of associates [line items]
Total equity method investments	$ 232	$ 171